Lease	12 Months Ended
Dec. 31, 2024
Lease
Lease

20. Lease

This note provides information for leases where the Company is lease.

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Right-of-use asset
Office building	-	193
Total	-	193

Lease liability
Current	-	330
Total	-	330

The movement in the carrying amount of right-of-use assets during the years indicated is as follows:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Opening carrying amount	-	-
Addition		443
Amortization		(250)
Closing carrying amount		193

The movement in the carrying amount of lease liabilities during the years indicated is as follows:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	-	-
Addition	-	443
Lease payments	-	(130)
Accretion of interest	-	17
Closing balance	-	330

Amount recognized in the Statements of Profit or Loss and Other Comprehensive Income (Loss):

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Amortization of right-of-use asset	-	250
Interest expense	-	17

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	As of December 31,
	2023	2024
Weighted-average remaining lease term	-	0.83 year
Weighted-average discount rate	-	4.75%

The following table summarizes the maturity of lease liability as of December 31, 2024:

12 months ending December 31,
2025	334
Total lease payments	334
Less: imputed interest	(4)
Total lease liability	330